Note 43 - Impairment or reversal of impairment on non-financial assets (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Impairment or reversal of impairment on non-financial assets
Tangible assets, impairment or reversal of impairment	€ (30)	€ (18)
Intangible assets, impairment or reversal of impairment	(1)	(3)
Other non-financial assets, impairment or reversal of impairment	(13)	21
Total impairment (reversal of impairment) of non-financial assets	€ 44	€ 0